BUDGET INTERNAL CONTROL PROCEDURES	9 Months Ended
Sep. 30, 2019
BUDGET INTERNAL CONTROL PROCEDURES
NOTE 7 - BUDGET & INTERNAL CONTROL PROCEDURES

•	Internal control procedures for inventory and cash control are being developed and implemented on an ongoing basis to ensure higher levels of performances.

•	Annual financial budget is reviewed by the Board of Directors.

•	Quarterly variance reports are reviewed by the Board of Directors.